EARNINGS (LOSS) PER SHARE	9 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
NOTE 16 – EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per common share are computed using the weighted average number of common shares outstanding for the period.  Diluted earnings (loss) per common share are computed using the weighted average number of common shares outstanding and common stock equivalents with the assumption that all common stock equivalents were converted at the beginning of the year.  Options, warrants and unvested shares are considered to be common stock equivalents and are only included in the calculation of diluted earnings per common share when their effect is dilutive.  Common stock equivalents are excluded from the computation if their effect is anti-dilutive or, for options and warrants, if the exercise price exceeds the tradable value of the underlying stock.

For the three and nine months ended September  30, 2011 and 2010, the dilutive earnings (loss) per common share does not include the dilutive effect of 0 and 29,672 non-vested restricted shares, respectively, and 12,800 and 507,414 warrants, respectively, and excludes all outstanding stock options of 891,269 and 100,217, respectively, due to the Company reporting losses from continuing operations.